Acquisition and Development of Generation Facilities (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition And Development Of Generation Facilities [Abstract]
Schedule of recognized identified assets acquired and liabilities assumed
The following table summarizes the consideration paid and the allocation of the purchase price to the fair value amounts recognized for the assets acquired and liabilities assumed related to the Lamar and Forney Acquisition as of the acquisition date. During the three months ended September 30, 2016, the working capital adjustment included in the purchase price was finalized between the parties, and the purchase price allocation was completed.

Cash paid to seller at close	$603
Net working capital adjustments	(4)
Consideration paid to seller	599
Cash paid to repay project financing at close	950
Total cash paid related to acquisition	$1,549
Cash and cash equivalents	$210
Property, plant and equipment — net	1,316
Commodity and other derivative contractual assets	47
Other assets	44
Total assets acquired	1,617
Commodity and other derivative contractual liabilities	53
Trade accounts payable and other liabilities	15
Total liabilities assumed	68
Identifiable net assets acquired	$1,549

The Lamar and Forney Acquisition did not result in the recording of goodwill since the purchase price did not exceed the fair value of the net assets acquired.
The following table summarizes the consideration paid and the allocation of the purchase price to the fair value amounts recognized for the assets acquired and liabilities assumed related to the Lamar and Forney Acquisition as of the acquisition date. During the three months ended September 30, 2016, the working capital adjustment included in the purchase price was finalized between the parties, and the purchase price allocation was completed.

Cash paid to seller at close	$603
Net working capital adjustments	(4)
Consideration paid to seller	599
Cash paid to repay project financing at close	950
Total cash paid related to acquisition	$1,549
Cash and cash equivalents	$210
Property, plant and equipment — net	1,316
Commodity and other derivative contractual assets	47
Other assets	44
Total assets acquired	1,617
Commodity and other derivative contractual liabilities	53
Trade accounts payable and other liabilities	15
Total liabilities assumed	68
Identifiable net assets acquired	$1,549

Pro forma financial information
The following unaudited pro forma financial information for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015 assumes that the Lamar and Forney Acquisition occurred on January 1, 2015. The unaudited pro forma financial information is provided for information purposes only and is not necessarily indicative of the results of operations that would have occurred had the Lamar and Forney Acquisition been completed on January 1, 2015, nor is the unaudited pro forma financial information indicative of future results of operations.

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Revenues	$4,116	$6,133
Net income (loss)	$22,835	$(4,671)